UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                   REPORT FOR THE QUARTER ENDED MARCH 31, 2010

Check here if Amendment [ ]

This Amendment (check only one) [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor,  New York,  New York  10022

Form 13F File Number:  28-12219
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:    Spencer M. Waxman
Title:   Managing Member
Phone:   (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer M. Waxman
---------------------
New York, New York
May 14, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  51
Form 13F Information Table Value Total:  $185,862 (in thousands)

List of Other Included Managers:

No.        Name                                          Form 13F File Number
---        ----                                          --------------------

01         Shannon River Capital Management, LLC               28-12497

                           FORM 13F INFORMATION TABLE
                           --------------------------

Name of Reporting Manager:  Shannon River Fund Management Co., LLC                                                    (SEC USE ONLY)
Name of Manager No. 1:  Shannon River Capital Management, LLC

      Column 1:             Column 2:  Column 3:   Column 4:            Column 5:     Column 6:   Column 7:         Column 8:

                                                 Fair Market
                                                    Value      Shares or
                            Title of    CUSIP       (in        Principal   SH/   Put/  Investment   Other
   Name of Issuer            Class      Number   thousands)     Amount     PRN   Call  discretion  Managers       Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared   None
Accelrys Inc.                 COM      00430U103    2,510,000     407,500    SH          OTHER         01     407,500
Actividentity Corp            COM      00506P103    1,750,000     616,207    SH          OTHER         01     616,207
Activision Blizzard Inc.      COM      00507V109    4,820,000     400,000    SH          OTHER         01     400,000
American Tower                COM      029912201    5,965,000     140,000    SH          OTHER         01     140,000
Corporation
Answers Corp.                 COM      03662X100      361,000      43,235    SH          OTHER         01      43,235
Chinacast Education           COM      16946T109    2,566,000     351,000    SH          OTHER         01     351,000
Corp.
Ciena Corporation             COM      171779309    7,653,000     501,500    SH          OTHER         01     501,500
Clearwire Corporation         COM      18538Q105    7,160,000   1,000,000    SH          OTHER         01   1,000,000
Clearwire Corporation         RTS      18538Q139      125,000     675,000    SH          OTHER         01     675,000
Walt Disney Company           COM      254687106    3,491,000     100,000    SH          OTHER         01     100,000
(The)
DirectTV                      COM      25490A101    3,381,000     100,000    SH          OTHER         01     100,000
Hollywood Media Corp.         COM      436233100    3,686,000   3,123,860    SH          OTHER         01   3,123,860
Information Services          WTS      45675Y112        4,000     104,800    SH   WTS    OTHER         01     104,800
Group
Intl. Rectifier Corp.         COM      460254105    4,243,000     185,300    SH          OTHER         01     185,300
Internet Brands, Inc.         COM      460608102    5,945,000     644,833    SH          OTHER         01     644,833
IWM                           PUT      464287655      335,000      10,000    SH   PUT    OTHER         01      10,000
Leap Wireless Intl Inc.       COM      521863308    4,074,000     249,000    SH          OTHER         01     249,000
Liberty Media-Starz           COM      53071M708    6,664,000     121,900    SH          OTHER         01     121,900
Limelight Networks,           COM      53261M104    1,014,000     277,147    SH          OTHER         01     277,147
Inc.
Live Nation                   COM      538034109      725,000      50,000    SH          OTHER         01      50,000
Entertainment Inc.
Liveperson Inc.               COM      538146101    9,659,000   1,259,385    SH          OTHER         01   1,259,385
Lodgenet Interactive          COM      540211109    2,788,000     400,000    SH          OTHER         01     400,000
Corp.
LogMeIn Inc.                  COM      54142L109    7,162,000     346,160    SH          OTHER         01     346,160
Longtop Financial             COM      54318P108    6,442,000     200,000    SH          OTHER         01     200,000
Technologies Limited
Magma Design Automation       COM      559181102    3,023,000   1,162,644    SH          OTHER         01   1,162,644
Inc.
Mattson Technology Inc.       COM      577223100    4,440,000     971,533    SH          OTHER         01     971,533
NII Holding, Inc.             COM      62913F201    7,878,000     189,000    SH          OTHER         01     189,000
NTELOS Holding Corp.          COM      67020Q107    3,114,000     175,000    SH          OTHER         01     175,000
Pixeworks Inc.                COM      72581M305    2,559,000     445,000    SH          OTHER         01     445,000
Plato Learning Inc.           COM      72764Y100      556,000     100,000    SH          OTHER         01     100,000
Quantum Corporation DLT       COM      747906204    2,893,000   1,100,000    SH          OTHER         01   1,100,000
& Storage System
Qwest Communications          COM      749121109    7,830,000   1,500,000    SH          OTHER         01   1,500,000
International Inc.
SBA Communications Corp.      COM      78388J106    4,833,000     134,000    SH          OTHER         01     134,000
S1 Corporation                COM      78463B101    8,838,000   1,498,000    SH          OTHER         01   1,498,000
School Specialty, Inc.        COM      807863105    5,244,000     230,300    SH          OTHER         01     230,300
Seachange International       COM      811699107    4,021,000     560,000    SH          OTHER         01     560,000
Inc.
Silicon Graphics              COM      82706L108    2,246,000     210,112    SH          OTHER         01     210,112
International Corp.
Terrestar Corp.               COM      881451108    2,508,000   1,900,000    SH          OTHER         01   1,900,000
Tibco Software Inc.           COM      88632Q103    2,700,000     250,000    SH          OTHER         01     250,000
Tim Participacoes S.A.        COM      88706P106    4,164,000     150,000    SH          OTHER         01     150,000
Tradestation Group Inc.       COM      89267P105    1,577,000     225,000    SH          OTHER         01     225,000
TravelZoo Inc.                COM      89421Q106    1,825,000     121,610    SH          OTHER         01     121,610
Ultratech Inc.                COM      904034105    4,080,000     300,000    SH          OTHER         01     300,000
Xerox Corporation             COM      984121103    5,850,000     600,000    SH          OTHER         01     600,000
Youbet.com Inc.               COM      987413101      647,000     220,000    SH          OTHER         01     220,000
Global Crossing Ltd.          COM      G3921A175    2,121,000     140,000    SH          OTHER         01     140,000
Sina Corporation              COM      G81477104    4,523,000     120,000    SH          OTHER         01     120,000
Elbit Systems Ltd.            COM      M3760D101      384,000       6,000    SH          OTHER         01       6,000
Radware Ltd.                  COM      M81873107    3,564,000     161,400    SH          OTHER         01     161,400
Retalix Ltd.                  COM      M8215W109       39,000       2,800    SH          OTHER         01       2,800
Tower Semiconductor Ltd.      COM      M87915100    1,882,000   1,120,000    SH          OTHER         01   1,120,000
GRAND TOTAL                                       185,862,000  24,899,226